SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

April 21, 2011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Susquehanna Trust & Investment Co
Address: P.O. Box 309
         Blue Ball, PA 17506

Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert R. Magill
Title: Sr. V.P.
Phone: (717) 354-3531

Signature, Place, and Date of Signing:

  /s/ Robert R. Magill           Blue Ball, PA
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----------------------
28-06587                 Susquehanna Bancshares

[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       119
Form 13F Information Table Value Total: $ 200,516 (thousands)

List of Included Managers:

REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F   10/19/2010  PAGE 1
ASSETS AS OF 09/30/10
REQUESTED MODEL: BNK
FOR PRINT LOCATION CODE: LI
REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F   10/19/2010  PAGE 1
AS OF 09/30/10

            COL1                   COL2         COL3      COL4       COL5           COL6       COL7           COL8
---------------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION            VOTING AUTHORITY
                                                         MARKET              ---------------------  -----------------------
                                                         VALUE     SHS OR    PUT  SOLE SHR OTH OTH   SOLE   SHARED   NONE
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   CALL (A)  (B) (C) MGR    (A)     (B)    (C)
---------------------------------------------------------------------------------------------------------------------------
AT&T INC                     NOTE  2.500% 8/1 00206RAV4      652  640,000 SH       X
AT&T INC                     COM              00206R102    9,614  336,145 SH       X                336,145
AT&T INC                     COM              00206R102      541   18,928 SH                X        15,428           3,500
ABBOTT LABS                  COM              002824100    7,067  135,275 SH       X                135,275
ABBOTT LABS                  COM              002824100      287    5,500 SH                X         3,900           1,600
ADVENT CLAYMORE ENH GRW & IN COM              00765E104      125   11,190 SH                X        11,190
ALLIED IRISH BKS P L C       SPON ADR ORD     019228402       22   15,607 SH       X                 15,607
ALLIED IRISH BKS P L C       SPON ADR ORD     019228402       14    9,772 SH                X         9,772
ARCHER DANIELS MIDLAND CO    COM              039483102    8,385  262,685 SH       X                262,685
ARCHER DANIELS MIDLAND CO    COM              039483102      350   10,950 SH                X         7,150           3,800
BANK OF AMERICA CORPORATION  COM              060505104      151   11,503 SH       X                 11,503
BANK OF AMERICA CORPORATION  COM              060505104       28    2,152 SH                X         2,152
BARRICK GOLD CORP            COM              067901108    8,171  176,507 SH       X                176,507
BARRICK GOLD CORP            COM              067901108      359    7,763 SH                X         5,520           2,243
BRISTOL MYERS SQUIBB CO      COM              110122108    5,753  212,213 SH       X                212,213
BRISTOL MYERS SQUIBB CO      COM              110122108      315   11,625 SH                X         9,425           2,200
CAMECO CORP                  COM              13321L108    5,091  183,603 SH       X                183,603
CAMECO CORP                  COM              13321L108      235    8,475 SH                X         7,475           1,000
CAMPBELL SOUP CO             COM              134429109      207    5,791 SH       X                  5,791
CENTRAL FD CDA LTD           CL A             153501101   12,953  780,300 SH       X                780,300
CENTRAL FD CDA LTD           CL A             153501101      485   29,225 SH                X        24,225           5,000
CHEVRON CORP NEW             COM              166764100    4,959   61,190 SH       X                 61,190
CHEVRON CORP NEW             COM              166764100      303    3,738 SH                X         2,612           1,126
CHINA MOBILE LIMITED         SPONSORED ADR    16941M109    3,902   76,325 SH       X                 76,325
CHINA MOBILE LIMITED         SPONSORED ADR    16941M109      152    2,975 SH                X         2,475             500
CISCO SYS INC                COM              17275R102    6,087  277,949 SH       X                277,949
CISCO SYS INC                COM              17275R102      171    7,800 SH                X         3,800           4,000
COCA COLA CO                 COM              191216100    9,661  165,087 SH       X                165,087
COCA COLA CO                 COM              191216100      511    8,735 SH                X         7,135           1,600
COLGATE PALMOLIVE CO         COM              194162103    3,747   48,755 SH       X                 48,755
COLGATE PALMOLIVE CO         COM              194162103      159    2,075 SH                X         1,225             850
CONOCOPHILLIPS               COM              20825C104    4,534   78,952 SH       X                 78,952
CONOCOPHILLIPS               COM              20825C104      299    5,205 SH                X         4,205           1,000
DEERE & CO                   COM              244199105    4,735   67,855 SH       X                 67,855
DEERE & CO                   COM              244199105      400    5,729 SH                X         4,775             954
EATON VANCE TX MGD DIV EQ IN COM              27828N102      128   11,010 SH                X        11,010

EXXON MOBIL CORP             COM              30231G102    5,858   94,802 SH       X                 94,802
EXXON MOBIL CORP             COM              30231G102    1,500   24,273 SH                X        22,372           1,901
FLUOR CORP NEW               COM              343412102    5,576  112,575 SH       X                112,575
FLUOR CORP NEW               COM              343412102      213    4,300 SH                X         3,100           1,200
FULTON FINL CORP PA          COM              360271100      162   17,929 SH       X                 17,714             215
FULTON FINL CORP PA          COM              360271100      180   19,917 SH                X        19,917
GENERAL ELECTRIC CO          COM              369604103    5,844  359,649 SH       X                359,649
GENERAL ELECTRIC CO          COM              369604103      498   30,656 SH                X        26,952           3,704
GLAXOSMITHKLINE PLC          SPONSORED ADR    37733W105    4,318  109,263 SH       X                109,263
GLAXOSMITHKLINE PLC          SPONSORED ADR    37733W105      188    4,750 SH                X         4,050             700
GOLD FIELDS LTD NEW          SPONSORED ADR    38059T106    4,190  274,388 SH       X                274,388
GOLD FIELDS LTD NEW          SPONSORED ADR    38059T106      230   15,050 SH                X        12,250           2,800
GOLDCORP INC NEW             COM              380956409    9,957  228,781 SH       X                228,781
GOLDCORP INC NEW             COM              380956409      355    8,150 SH                X         6,350           1,800
INTEL CORP                   COM              458140100    5,809  302,551 SH       X                302,551
INTEL CORP                   COM              458140100      329   17,126 SH                X        14,519           2,607
INTERNATIONAL BUSINESS MACHS COM              459200101      407    3,032 SH       X                  3,032
INTERNATIONAL BUSINESS MACHS COM              459200101       95      710 SH                X           710
ISHARES INC                  MSCI JAPAN       464286848    6,840  691,998 SH       X                691,998
ISHARES INC                  MSCI JAPAN       464286848      178   17,979 SH                X        10,400           7,579
ISHARES TR                   MSCI EAFE IDX    464287465      689   12,551 SH       X                 12,551
ISHARES TR                   MSCI EAFE IDX    464287465      195    3,557 SH                X         3,467              90
JAPAN SMALLER CAPTLZTN FD IN COM              47109U104    1,229  151,570 SH       X                151,570
JAPAN SMALLER CAPTLZTN FD IN COM              47109U104       23    2,875 SH                X         2,875
JOHNSON & JOHNSON            COM              478160104    5,866   94,674 SH       X                 94,674
JOHNSON & JOHNSON            COM              478160104      711   11,483 SH                X        10,183           1,300
KELLOGG CO                   COM              487836108    4,258   84,300 SH       X                 84,300
KELLOGG CO                   COM              487836108      170    3,375 SH                X         2,375           1,000
KIMBERLY CLARK CORP          COM              494368103    4,433   68,145 SH       X                 68,145
KIMBERLY CLARK CORP          COM              494368103      141    2,165 SH                X         1,540             625
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605    3,619   78,925 SH       X                 78,925
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605      103    2,250 SH                X         2,250
MCCORMICK & CO INC           COM NON VTG      579780206      673   16,000 SH       X                 16,000
MERCERSBURG FINL CORP        COM              58817A108      385   10,120 SH       X                 10,120
MERCK & CO INC NEW           COM              58933Y105    9,346  253,907 SH       X                253,907
MERCK & CO INC NEW           COM              58933Y105      426   11,586 SH                X         8,986           2,600
MICROSOFT CORP               COM              594918104    6,010  245,402 SH       X                245,402
MICROSOFT CORP               COM              594918104      372   15,194 SH                X        14,194           1,000
NEWMONT MINING CORP          COM              651639106   10,926  173,949 SH       X                173,949
NEWMONT MINING CORP          COM              651639106      443    7,057 SH                X         4,750           2,307
NIPPON TELEG & TEL CORP      SPONSORED ADR    654624105    7,089  323,413 SH       X                323,413
NIPPON TELEG & TEL CORP      SPONSORED ADR    654624105      312   14,225 SH                X        12,125           2,100
ORACLE CORP                  COM              68389X105    5,179  192,875 SH       X                192,875
ORACLE CORP                  COM              68389X105      444   16,524 SH                X        15,224           1,300
PPL CORP                     COM              69351T106      168    6,177 SH       X                  6,177
PPL CORP                     COM              69351T106      191    7,006 SH                X         5,606           1,400
PEPSICO INC                  COM              713448108    7,513  113,075 SH       X                113,075
PEPSICO INC                  COM              713448108      327    4,925 SH                X         3,800           1,125

PFIZER INC                   COM              717081103    7,055  410,917 SH       X                410,917
PFIZER INC                   COM              717081103      382   22,225 SH                X        16,575           5,650
PHILIP MORRIS INTL INC       COM              718172109      605   10,800 SH       X                 10,800
PHILIP MORRIS INTL INC       COM              718172109      101    1,800 SH                X         1,800
PROCTER & GAMBLE CO          COM              742718109    6,428  107,190 SH       X                107,190
PROCTER & GAMBLE CO          COM              742718109      525    8,755 SH                X         7,755           1,000
ROYAL DUTCH SHELL PLC        SPON ADR B       780259107    2,387   40,600 SH       X                 40,600
ROYAL DUTCH SHELL PLC        SPON ADR B       780259107      129    2,201 SH                X         1,901             300
RYDEX ETF TRUST              S&P 500 EQ TRD   78355W106      625   14,739 SH       X                 14,739
RYDEX ETF TRUST              S&P 500 EQ TRD   78355W106       14      332 SH                X           332
SPDR S&P 500 ETF TR          TR UNIT          78462F103    5,450   47,753 SH       X                 47,753
SPDR S&P 500 ETF TR          TR UNIT          78462F103      225    1,972 SH                X         1,972
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109      344    3,187 SH       X                  3,187
SHAW GROUP INC               COM              820280105    6,832  203,590 SH       X                203,590
SHAW GROUP INC               COM              820280105      260    7,750 SH                X         5,950           1,800
SOUTHERN CO                  COM              842587107    4,251  114,149 SH       X                114,149
SOUTHERN CO                  COM              842587107      179    4,800 SH                X         3,700           1,100
SUSQUEHANNA BANCSHARES INC P COM              869099101    2,174  257,577 SH       X                 19,030         238,547
SUSQUEHANNA BANCSHARES INC P COM              869099101       60    7,164 SH                X                         7,164
TEMPLETON EMERGING MKTS FD I COM              880191101    1,517   69,155 SH       X                 69,155
TEMPLETON EMERGING MKTS FD I COM              880191101        4      200 SH                X           200
3M CO                        COM              88579Y101    3,837   44,255 SH       X                 44,255
3M CO                        COM              88579Y101      176    2,025 SH                X         1,725             300
TRAVELERS COMPANIES INC      COM              89417E109    3,974   76,275 SH       X                 76,275
TRAVELERS COMPANIES INC      COM              89417E109      194    3,725 SH                X         2,900             825
VERIZON COMMUNICATIONS INC   COM              92343V104    9,661  296,440 SH       X                296,440
VERIZON COMMUNICATIONS INC   COM              92343V104      524   16,073 SH                X        13,673           2,400
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    5,392  217,349 SH       X                217,349
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209      210    8,455 SH                X         7,055           1,400
1WAL MART STORES INC         COM              931142103    5,410  101,088 SH       X                101,088
WAL MART STORES INC          COM              931142103      304    5,680 SH                X         4,680           1,000
WASTE MGMT INC DEL           COM              94106L109    6,098  170,610 SH       X                170,610
WASTE MGMT INC DEL           COM              94106L109      288    8,056 SH                X         6,500           1,556
WINDSTREAM CORP              COM              97381W104       23    1,845 SH       X                  1,845
WINDSTREAM CORP              COM              97381W104      109    8,850 SH                X         8,850
FINAL TOTALS                                             300,268

FORM 13F INFORMATION TABLE ENTRY TOTAL 119